Financial Instruments - Summary of Remaining Contractual Maturity for Financial Liabilities (Details) - Liquidity and Interest Rate Risk - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average effective interest rate	3.56%	3.56%
Trade and other payables	$ 2,786,280	$ 1,814,390
Lease liability - rental property (fixed interest rate)	744,580	945,668
Undiscounted cash flows of financial liabilities	3,530,860	2,760,058
Less Than 1 Month
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	2,786,280	1,814,390
Lease liability - rental property (fixed interest rate)	15,069	40,141
Undiscounted cash flows of financial liabilities	2,801,349	1,854,531
1 - 3 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liability - rental property (fixed interest rate)	45,206	43,764
Undiscounted cash flows of financial liabilities	45,206	43,764
3 - 12 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liability - rental property (fixed interest rate)	121,043	117,184
Undiscounted cash flows of financial liabilities	121,043	117,184
1 to 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liability - rental property (fixed interest rate)	563,262	744,579
Undiscounted cash flows of financial liabilities	$ 563,262	$ 744,579